Investments held at fair value - Gain on deconsolidation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain on deconsolidation [Line Items]
Gain on deconsolidation		$ 0	$ 0	$ 264,409
Vor [Member]
Gain on deconsolidation [Line Items]
Gain on deconsolidation		0	0	6,357
Karuna [Member]
Gain on deconsolidation [Line Items]
Gain on deconsolidation		0	0	102,038
Gelesis [Member]
Gain on deconsolidation [Line Items]
Gain on deconsolidation	$ 156,000	$ 0	$ 0	$ 156,014